Cash and cash equivalents: Restricted (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Nov. 17, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 96,485		$ 123,081
Mexico
Disclosure of geographical areas [line items]
Restricted Cash and Cash Equivalents	148,621
Restricted Cash Under Master Development Program		$ 148,621
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Restricted Cash and Cash Equivalents	$ 1,175,622